Reportable segments	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Reportable segments

Note 10 - Reportable segments

The Company’s operating segments reflect the components for which discrete financial information is available and whose operating results are regularly reviewed by the Company’s Chief Executive Officer, who is the Company’s chief operating decision maker (“CODM”), for purposes of assessing performance and allocating resources.

The CODM reviews consolidated financial information to evaluate the Company’s overall financial performance. The CODM also receives and reviews monthly disaggregated financial and operating information for the Company’s geographic operations and its United Kingdom operations. The information regularly reviewed by the CODM includes revenue, operating expenses, operating profit or loss, actual-to-forecast variances, total transaction value, take rate, marketing efficiency, customer activity and headcount.

Revenue and operating profit or loss are the principal financial measures used by the CODM to assess segment performance and allocate resources. The CODM uses revenue to evaluate the scale and growth of each operating segment and uses operating profit or loss to evaluate segment profitability and the efficiency of resources deployed. Operating profit or loss is the measure of segment profit or loss reported in accordance with ASC 280. The CODM uses these measures, together with the other financial and operating information described above, to compare performance among the Company’s markets, evaluate transaction and customer trends, assess marketing efficiency and staffing requirements, evaluate technology and platform investment, and determine whether resources should be maintained, reduced or increased within individual operating segments.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 10 - Reportable segments (continued)

For the years ended December 31, 2025 and 2024, the Company’s reportable segments were Nigeria, South Africa, Argentina, the United Kingdom and Other. Other comprises the Company’s operating segments in Brazil, Portugal and Peru, none of which individually met the quantitative thresholds for separate reporting for the periods presented.

Nigeria exceeded the applicable quantitative threshold in both periods. South Africa exceeded the applicable 10% revenue threshold in 2025 and was therefore separately reported as a reportable segment. The 2024 comparative segment information has been recast to present South Africa separately and to conform to the 2025 reportable-segment presentation.

Argentina exceeded the applicable revenue threshold in 2024. Although Argentina did not exceed the revenue threshold in 2025, management concluded that continued separate presentation was appropriate because Argentina was a reportable segment in the immediately preceding period, continued to be separately reviewed by the CODM, and separate presentation provides useful comparative information regarding the significant year-over-year change in Argentina’s operations.

The Nigeria, South Africa, Argentina, Brazil, Portugal and Peru operating segments consist principally of the Company’s intelligent trade infrastructure and associated products in their respective markets. These operations facilitate business-to-business transactions and provide related data, analytics and technology-enabled services to brands, distributors, wholesalers and retailers.

The United Kingdom operating segment undertakes the Company’s centralized software-development, platform, technology, corporate and Group-support activities and incurs central operating costs that are not directly attributable to the Company’s revenue-generating country operations. The United Kingdom operating segment also holds substantially all of the Group’s computer equipment, capitalized software and other intangible assets.

Discrete financial information for the United Kingdom operating segment is available and regularly reviewed by the CODM, including operating costs, technology expenditure, computer equipment and intangible-asset investment. The CODM uses this information to assess the performance and resource requirements of the United Kingdom operating segment and to make decisions regarding software development, technology investment, corporate expenditure, headcount and the allocation of resources supporting the Company’s global operations.

The accounting policies used to measure segment revenue, expenses, operating profit or loss and the specified asset information regularly provided to the CODM are consistent with the accounting policies used to prepare the consolidated financial statements. Costs are attributed to the operating segment in which they are incurred. Centralized software-development, platform, technology, corporate and Group-support costs that are not directly attributable to the revenue-generating country operations are reported in the United Kingdom operating segment. Intercompany balances and transactions are eliminated in consolidation.

Costs are attributed to the operating segment in which they are incurred. Centralized software-development, platform, technology, corporate and Group-support costs that are not directly attributable to the revenue-generating country operations are reported in the United Kingdom operating segment. Intercompany balances and transactions are eliminated in consolidation.

The significant expense categories presented in the tables below are the significant expense categories regularly provided to the CODM and included in the reported measure of segment operating profit or loss. Management considered both quantitative and qualitative factors in determining the significant expense categories disclosed.

Other segment items represent the difference between segment revenue less the significant expense categories separately disclosed and segment operating profit or loss. There were no material other segment items for the years ended December 31, 2025 and 2024 because the significant expense categories presented in the tables below comprise substantially all expenses included in segment operating profit or loss.

The Company develops and manages the global ecommerce platform in the United Kingdom, with its revenue seeking operations in the foreign countries. The Company’s segments reported by country are consistent with its views of regulatory, economic and currency risks for the businesses as well. Statements of operations for the Company’s reporting segments for the years ending December 31, 2025, and 2024 are as follows:

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 10 - Reportable segments (continued)

The following table presents segment revenue, significant segment expenses, operating profit or loss and other financial information for the year ended December 31, 2025:

Year Ended December 31, 2025	Nigeria	South Africa	Argentina	United Kingdom	Other	Total
Revenue	$38,541,234	$9,734,927	$98,834	$-	$164,358	$48,539,353

Operating expenses:
General and administrative	159,247	253,292	188,871	9,643,155	229,475	10,474,040
Salaries, benefits, contractor costs	1,390,893	1,628,107	481,044	15,852,967	2,408,688	21,761,699
Marketing and commissions	38,450,947	10,020,960	87,879	437,458	127,283	49,124,527
Travel	247,606	2,427	95	737,981	(34)	988,075
Professional fees	112,082	4,658	448,094	1,892,675	234,312	2,691,821
Product and technology development	-	8,774	30,255	4,332,454	14,622	4,386,105
Depreciation and amortization	-	-	-	2,717,640	-	2,717,640
Total operating expenses	40,360,775	11,918,218	1,236,238	35,614,330	3,014,343	92,143,904
Net loss from operations	(1,819,541)	(2,183,291)	(1,137,404)	(35,614,330)	(2,849,988)	(43,604,554)

Other expense:
Interest expense	-	6,901	34,403	2,154,175	(5,515)	2,189,964
Loss on Debt Extinguishment	-	-	-	-	-	-
Loss from change in fair-value of convertible Shareholder loans	-	-	-	-	-	-
Stock based Compensation	-	-	-	-	-	-
Other Income	-	-	-	(1,165,544)	-	(1,165,544)
Gain/Loss of investment in subsidiaries	-	-	-	-	-	-
Foreign currency loss/(gain)	(6,001)	(106,832)	1,978,367	(325,494)	67,837	1,607,877
Net loss before income taxes	$(1,813,540)	$(2,083,360)	$(3,150,174)	$(36,277,467)	$(2,912,310)	$(46,236,851)

Income tax benefit (expense)	-	-	-	-	-	$-
Net loss	$(1,813,540)	$(2,083,360)	$(3,150,174)	$(36,277,467)	$(2,912,318)	$(46,236,851)

Other comprises the Company’s operating segments in Brazil, Portugal and Peru. None of these operating segments individually met the quantitative thresholds for separate reporting for the year ended December 31, 2025

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 10 - Reportable segments (continued)

The following table presents segment revenue, significant segment expenses, operating profit or loss and other financial information for the year ended December 31, 2024. The 2024 segment information has been recast to present South Africa separately and to conform to the 2025 reportable-segment presentation:

Year Ended December 31, 2024	Nigeria	South Africa	Argentina	United Kingdom	Other	Total
Revenue	$22,962,513	$4,070,887	$18,820,235	$-	$645,650	$46,499,285

Operating expenses:
General and administrative	24,268	651,136	1,429,648	1,542,840	274,456	3,922,348
Salaries, benefits, contractor costs	532,300	1,707,079	643,458	13,056,513	3,316,906	19,256,255
Marketing and commissions	23,471,054	4,698,161	22,948,625	688,850	1,112,259	52,918,949
Travel	230,141	3,289	16,552	1,673,044	7,573	1,930,599
Professional fees	84,017	20,802	-	1,907,956	99,272	2,112,047
Product and technology development	-	9,010	34,108	3,082,969	-	3,126,087
Depreciation and amortization	-	-	-	1,881,323	-	1,881,323
Total operating expenses	24,341,780	7,089,477	25,072,391	23,833,495	4,810,466	85,147,608
Net loss from operations	(1,379,267)	(3,018,590)	(6,252,156)	(23,833,495)	(4,164,816)	(38,648,323)

Other expense:
Interest expense	(2)	(775)	15	3,104,140	16,676	3,120,054
Loss from change in fair-value of convertible Shareholder loans	-	-	-	4,377,051	-	4,377,051
(Gain) loss from changes in fair value	-	-	-	5,951,087	-	5,951,087
Foreign currency loss	(75)	1,086	(528,443)	991,016	6,636	470,219
Net loss before income taxes	$(1,379,190)	$(3,018,901)	$(5,723,728)	$(38,256,789)	$(4,188,128)	$(52,566,734)

Income tax benefit (expense)	-	-	-	(1,851,038)	-	(1,851,038)
Net loss	$(1,379,190)	$(3,018,901)	$(5,723,728)	$(36,405,751)	$(4,188,128)	$(50,715,696)

Other comprises the Company’s operating segments in Brazil, Portugal and Peru. None of these operating segments individually met the quantitative thresholds for separate reporting for the year ended December 31, 2024.

Measurement of segment profit or loss

Revenue and operating profit or loss are the principal financial measures used by the CODM to assess segment performance and allocate resources. Revenue is used to evaluate segment scale and growth, while operating profit or loss is used to evaluate segment profitability and the efficiency of resources deployed. Operating profit or loss is the measure of segment profit or loss that is most consistent with the measurement principles applied in the Company’s consolidated financial statements.

The segment tables also present certain financial information below operating profit or loss. Such information is provided as supplemental information and does not represent either a principal financial measure used by the CODM to assess segment performance or the reported measure of segment profit or loss.

The totals of the reportable-segment and Other revenue, significant expense categories and operating profit or loss amounts presented in the tables agree to the corresponding consolidated amounts for each period presented. Accordingly, no material reconciling items are required.

Intersegment revenue was not material for the years ended December 31, 2025 and 2024. Intercompany balances and transactions are eliminated in consolidation. There were no material changes in the basis used to measure segment operating profit or loss during the periods presented and there were no material asymmetrical allocations to the reportable segments.

Segment and geographic asset information

The CODM receives information regarding computer equipment, capitalized software and other intangible assets from the Company’s IT and Technology teams when assessing technology investment and allocating resources. Substantially all of the Company’s computer equipment, capitalized software and other intangible assets are held within the United Kingdom operating segment.

The asset information presented below is derived from the Company’s accounting records by geographic location. The CODM does not regularly receive all categories of total assets by reportable segment; however, the geographic asset information is presented to provide the applicable entity-wide geographic information.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 10 - Reportable segments (continued)

The majority of the Company’s revenue for the years ended December 31, 2025, and 2024 relates to sales activity on its ecommerce platform. In 2025 and 2024, the Company did not have sales to a single customer exceeding 10% of its consolidated revenue.

The Company has a significant portion of its operations and net assets outside its home country of the United Kingdom. See the table below for the geographic concentration of the Company’s assets for the years ended December 31, 2025, and 2024.

	2025	2024
United Kingdom
Cash and cash equivalents	$361,678	$648,453
Accounts receivables and other receivables, net	201,715	-
Income taxes receivable	257,040	1,607,754
Other current assets	1,124,836	2,697,852
Property and equipment, net	444,967	593,358
Intangible assets, net	6,730,155	6,168,534
Investment on Joint Venture	134,476	-
Total United Kingdom	$9,254,867	$11,715,951
Nigeria
Cash and cash equivalents	$60,264	$33,458
Accounts receivables and other receivables, net	2,539,143	2,052,086
Other current assets	607,935	35,125
Total Nigeria	$3,207,342	$2,120,669
Argentina
Cash and cash equivalents	$35,878	$49,740
Accounts receivables and other receivables, net	18,584	2,975,215
Other current assets	73,887	6,818
Total Argentina	$128,349	$3,031,773
South Africa
Cash and cash equivalents	$15,401	$109
Accounts receivables and other receivables, net	11,500	500,114
Other current assets	6,903	2,915
Total South Africa	$33,804	$503,138
Other
Cash and cash equivalents	$5,761	$100,911
Accounts receivables and other receivables, net	501	1,411
Income taxes receivable	264	50,075
Other current assets	23,144	36,115
Total Other	$29,670	$188,512
Total Assets	$12,654,032	$17,560,043

The Company’s computer equipment, capitalized software and other intangible assets are located principally in the United Kingdom. At December 31, 2025, the United Kingdom held computer and office equipment with a net carrying amount of approximately $0.4 million and capitalized software with a net carrying amount of approximately $6.7 million. Information regarding additions to computer equipment and capitalized software is regularly provided to the CODM by the IT and Technology teams and is used to assess the level and timing of technology and platform investment.

Products and services

The Company operates an integrated intelligent trade infrastructure and associated products that facilitate business-to-business transactions and provide data, analytics and related technology services. For the years ended December 31, 2025 and 2024, the Company’s revenue was principally generated from transaction-based fees and related services associated with the use of the Company’s platform.

Major customers

No individual external customer accounted for 10% or more of the Company’s consolidated revenue for the years ended December 31, 2025 and 2024.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024